Dividends - Details of dividends recognized as distributions to stockholders (Parenthetical) (Details) - ₩ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of dividends recognized as distributions to stockholders [Line Items]
Treasury shares acquired at the end reporting period	2,723,039
Common stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Dividend per share	₩ 2,590	₩ 2,160	₩ 2,100
Dividend rate per shares	51.80%	43.20%	42.00%